Derivative Instruments - Narrative (Details)	May 01, 2017	Jun. 01, 2016 USD ($) vessel	Dec. 31, 2017 shares	Jan. 31, 2014 shares
Time-charter swap agreement
Derivative [Line Items]
Aframax equivalent vessel percent		55.00%
Derivative, number of vessel-equivalents in swap agreement | vessel		2
Agreement daily receivable | $		$ 27,776
Derivative, brokerage fee, percent		1.25%
Derivative, deduction from daily payments made | $		$ 500
Derivative, term of contract (in months)		11 months
Derivative, term of contract extension, counterparty option (in months)	2 months	2 months
Tanker Investments Ltd. | Maximum
Derivative [Line Items]
Number of shares available through exercise of stock purchase warrant (shares)				750,000
Tanker Investments Ltd. | Stock purchase warrant
Derivative [Line Items]
Class of Warrant or Right, Outstanding			1
Tanker Investments Ltd. | Stock purchase warrant | Maximum
Derivative [Line Items]
Number of shares available through exercise of stock purchase warrant (shares)			750,000